Accounts and Notes Receivable - Accounts and Notes Receivable Past Due (Details) - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019
Aging of accounts and notes receivable
Past due	$ 505	$ 4,393
Current	(84)	(234)
Financing Receivable, Not Past Due	66,179	31,683
Accounts and Notes Receivable Gross	66,768	36,310
Notes and interest receivable, net of unrecognized revenue
Aging of accounts and notes receivable
Past due	505	4,393
Current	0	0
Financing Receivable, Not Past Due	37,939	16,683
Accounts and Notes Receivable Gross	38,444	21,076
Accounts receivable
Aging of accounts and notes receivable
Past due	0	0
Current	(84)	(234)
Financing Receivable, Not Past Due	28,240	15,000
Accounts and Notes Receivable Gross	$ 28,324	$ 15,234